Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Remuneration for Key Management Personnel of Group

The remuneration for key management personnel of the Group, representing the Group’s directors and executive officers is as follows:

	For the fiscal years ended
	March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Key management personnel remuneration	483	269	269
	For the fiscal years ended
	March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
(I) Transaction with a shareholder
(a) grant of a loan due to a shareholder	5,314	-	-
(b) repayment of a loan due to a shareholder	(6,362)	-	-
(c) interest expense on a loan due to a shareholder	351	-	-

(II) Transactions with a related company in which a former director of a subsidiary of the Company is a former director of such company
(a) the lease of office area under lease expenses	-	53	53
(b) the charge of building and management fee in	-	7	7
relation to the lease of office area as mentioned above in (a)
(c) the recharge of payroll for the secondment of staff personnel	-	28	28
(d) grant of a loan due to a related company	-	6,105	4,182
(e) repayment of a loan due to a related company	-	(1,308)	(2,751)
(f) interest expense on a loan due to a related company	-	312	169
(g) provision of guarantee on bank borrowings, limited up to	-	unlimited	-

(III) Transactions with a shareholder of a related company as in (II) above
(a) provision of guarantee on bank borrowings, limited up to	-	3,025	-
		As of
	Notes	March 31, 2025	March 31, 2024
		US$’000	US$’000
Under current liabilities
Loan due to a related company	(a)	-	(22,142)
Amount due to a related company	(b)	-	(3)
Amount due to a shareholder	(d)	(2)	-

Under non-current liabilities
Loan due to a shareholder	(c)	(21,567)	-

Under current assets
Amount due from shareholders	(e)	-	1
(a)	The loan due to a related company was non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and repayable on June 30, 2025. The loan was subsequently assigned to a shareholder of the Company after March 31, 2024 under a deed of loan assignment entered on June 10, 2024. Please refer to (c).

(b)	The amount due to a related company represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.

(c)	On June 10, 2024, the loan due to a related company as mentioned in (a) was assigned to a shareholder of the Company. The loan is non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and the repayment date of this loan was extended to June 30, 2026.

(d)	The amount due to a shareholder represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.

(e)	The amount due from shareholders represents the initial formation fee paid on behalf of the Company, and is non-secured, interest-free and repayable on demand.